INCOME TAX MATTERS (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Deferred tax assets limitation on deductibility of Spanish CIT, at beginning	€ 8,178	€ 771
Recognized in profit or loss limitation on deductibility of Spanish CIT	1,029	7,407
Deferred tax assets limitation on deductibilities of Spanish CIT, at ending	9,207	8,178
Deferred tax assets limitation on deductibility of Spanish CIT, at beginning	5,986
Recognized in profit or loss limitation on deductibility of Spanish CIT	1,100	5,986
Deferred tax assets limitation on deductibilities of Spanish CIT, at ending	7,086	5,986
Deferred tax assets limitation on deductibility of Spanish CIT - reversals at beginning
Recognized in profit or loss limitation on deductibility of Spanish CIT - reversals	(642)
Deferred tax assets limitation on deductibility of Spanish CIT - reversals at ending	(642)
Deferred tax assets tax losses carried forward, at beginning	854
Deferred tax asset tax losses carried forward recognized in profit or loss	(854)	854
Deferred tax assets tax losses carried forward, at ending		854
Deferred tax financial expenses deductibility, at beginning
Deferred tax asset financial expenses deductibility in profit or loss	925
Deferred tax financial expenses deductibility, at ending	925
Deferred tax asset share-based payments, at beginning	1,338	771
Deferred tax asset share-based payments recognized in profit or loss	500	567
Deferred tax asset share-based payments, at ending	1,838	1,338
Deferred tax liability, at beginning		(710)
Deferred tax liabilities recognized in profit or loss		710
Deferred tax liability, at ending
Deferred tax asset exchange differences, at beginning		(710)
Recognized in profit or loss exchange differences		710
Deferred tax asset exchange differences, at ending
Deferred tax asset	9,207	8,178	€ 771
Deferred tax liability			€ 710